Earnings/(losses) per share	12 Months Ended
Dec. 31, 2017
Earnings per share
Earnings/(losses) per share
18.	Earnings/(losses) per share

Immediately prior to the completion of the IPO, the Company adopted Dual Class Structure. Holders of Class A ordinary shares and Class B ordinary shares have the same rights, except for voting rights and conversion rights. Holders of Class A ordinary shares are entitled to one vote per share in all shareholders' meetings, while holders of Class B ordinary shares are entitled to ten votes per share. Each Class B ordinary share is convertible into one Class A ordinary share at any time at the discretion of the Class B shareholders thereof, while Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances. The Class A and Class B ordinary shares have the same rights except for voting rights. Therefore, the two-class method of computing earnings per share is not applicable.

The following table sets forth the computation of basic and diluted net income/(losses) per share attributable to Jumei’s ordinary shareholders for the periods indicated:

	For the Year Ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Numerator:
Net income/(losses) attributable to Jumei International Holding Limited	122,916	142,224	(36,978)
Numerator for basic and diluted income/(losses) per share attributable to Jumei’s ordinary shareholders	122,916	142,224	(36,978)

Denominator:
Weighted average number of ordinary shares – basic	145,901,672	149,477,388	149,790,335
Dilutive effect of share options	3,848,667	573,230	-
Dilutive effect of RSUs	8,486	18,587	-
Weighted average number of ordinary shares – diluted	149,758,825	150,069,205	149,790,335

Net income/(losses) per share attributable to Jumei’s ordinary shareholders
- Basic	0.84	0.95	(0.25)
- Diluted	0.82	0.95	(0.25)

Potentially dilutive securities that were not included in the calculation of dilutive net income per share because where their inclusion would have been anti-dilutive included share options of 1,098,037 and  2,016,482 for the years ended December 31, 2015 and 2016, respectively. All potentially dilutive securities were not included in the calculation of dilutive net income per share for the year ended December 31, 2017 as their effects would be anti-dilutive.